Note 9 - Temporary Equity and Stockholders' Deficit -10-Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Summary of Common Stock Reserved for Future Issuance [Table Text Block]
	March 31, 2026	December 31, 2025
Options issued and outstanding	7,570,646	7,556,434
Issued Warrants	7,710,280	7,710,280
Available for future grants of equity awards	10,429,354	10,443,566
Total	25,710,280	25,710,280

	December 31, 2025	December 31, 2024
Conversion of Convertible Notes	-	1,386,344
Options issued and outstanding	7,556,434	7,210,742
Issued Warrants	7,710,280	-
Available for future grants of equity awards	10,443,566	1,183,618
Total	25,710,280	9,780,704